Share Capital - Schedule of Share Based Compensation Recognized in Statement of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
IfrsStatementsLineItems [Line Items]
Share based compensation	$ 4,152	$ 1,420	$ 1,041
Research and Development Expenses [Member]
IfrsStatementsLineItems [Line Items]
Share based compensation	2,027	900	385
Administrative and General Expenses [Member]
IfrsStatementsLineItems [Line Items]
Share based compensation	1,977	520	656
Marketing Expenses [Member]
IfrsStatementsLineItems [Line Items]
Share based compensation	$ 148